Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	$ (2,406)	$ (1,645)
Liabilities, at fair value	(2,406)	(1,645)
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(2,406)	(1,645)
Liabilities, at fair value	(2,406)	(1,645)
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(348,613)	(2,787,307)
Liabilities, at fair value	(354,849)	(2,861,876)
Amortized cost | Trade payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(236,373)	(512,473)
Liabilities, at fair value	(236,373)	(512,473)
Amortized cost | Dividends payable | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(17,268)	(17,598)
Liabilities, at fair value	(17,268)	(17,598)
Amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(1,138)	(324,346)
Liabilities, at fair value	(1,400)	(341,207)
Amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(93,834)	(1,932,890)
Liabilities, at fair value	(99,808)	(1,990,598)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	28,898	25,573
Financial assets, at fair value	28,898	25,573
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	28,898	25,573
Financial assets, at fair value	28,898	25,573
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	1,088,343	403,876
Financial assets, at fair value	1,088,343	403,876
Amortized cost | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	953,113	16,610
Financial assets, at fair value	953,113	16,610
Amortized cost | Trade receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	135,230	387,266
Financial assets, at fair value	$ 135,230	$ 387,266